Annual Total Returns - Franklin Mutual Global Discovery VIP Fund [BarChart] - FTVIP Class 2-70 - Franklin Mutual Global Discovery VIP Fund - Class 2	May 01, 2021
Bar Chart Table:
Annual Return 2011	(2.96%)
Annual Return 2012	13.36%
Annual Return 2013	27.61%
Annual Return 2014	5.71%
Annual Return 2015	(3.65%)
Annual Return 2016	12.06%
Annual Return 2017	8.71%
Annual Return 2018	(11.22%)
Annual Return 2019	24.37%
Annual Return 2020	(4.46%)